UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                               --------------------

Check here if Amendment [ ]; Amendment Number:______
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Ulysses Management LLC
Address:  One Rockefeller Plaza, 20th Floor
          New York, NY 10020


Form 13F File Number:  28-14306

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash
Title:  President
Phone:  (212) 455-6200

Signature, Place, and Date of Signing:

    Joshua Nash                    New York, New York         February 14, 2012
-------------------                ------------------         -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          -----------
Form 13F Information Table Entry Total:     108
                                          -----------
Form 13F Information Table Value Total:     403,164
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                 ULYSSES MANAGEMENT LLC
                                                                    S.E.C. FORM 13F
                                                            FOR QUARTER ENDED DECEMBER 31, 2011

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:       ITEM 5:              (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair        Shares or             as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market      Principal                 in    (c) Shared   See
Name of Issuer   Class    Number       Value        Amount      (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DELPHI
AUTOMOTIVE
PLC                SHS   G27823106     226,170     10,500                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
DELPHI
AUTOMOTIVE
PLC                SHS   G27823106   1,163,160     54,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101      78,560        800                        X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ENSTAR GROUP LTD   SHS   G3075P101     314,240      3,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FOSTER
WHEELER AG         COM   H27178104      30,624      1,600                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
FOSTER
WHEELER AG         COM   H27178104     160,776      8,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
TE
CONNECTIVITY       REG
LTD                SHS   H84989104      24,648        800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
TE
CONNECTIVITY       REG
LTD                SHS   H84989104     160,212      5,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC           COM   00207R101      52,378      2,615                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC           COM   00207R101     270,405     13,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ABOVENET           COM   00374N107  14,243,691    219,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ABOVENET           COM   00374N107   1,909,409     29,371                        X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER
BUSCH          SPONSORED
INBEV SA/NV        ADR   03524A108   2,781,144     45,600                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER
BUSCH          SPONSORED
INBEV SA/NV        ADR   03524A108  13,423,899    220,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC          COM   037833100      40,500        100                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC          COM   037833100     162,000        400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AVATAR
HOLDINGS INC       COM   053494100     369,303     51,435              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
AVON
PRODUCTS INC       COM   054303102     258,556     14,800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
AVON
PRODUCTS INC       COM   054303102   1,313,744     75,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WTS
CITIGROUP       *W EXP
EXP1/4/19         01/04/201  172967226      17,777     61,300                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WTS
CITIGROUP       *W EXP
EXP1/4/19         01/04/201  172967226      92,626    319,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS
INC                COM   17275R102      63,280      3,500                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS
INC                COM   17275R102     316,400     17,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR           COM   19259P300     200,816      4,400                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COINSTAR           COM   19259P300     940,184     20,600              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COMERICA INC       COM   200340107   1,527,360     59,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COMERICA INC       COM   200340107   7,502,640    290,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST
CORP. CL A        CL A   20030N101     256,068     10,800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
COMCAST
CORP. CL A        CL A   20030N101   1,285,082     54,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WTS
COMERICA
EXP             *W EXP
11/14/18      11/14/201  200340115     367,486     68,306                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WTS
COMERICA
EXP             *W EXP
11/14/18      11/14/201  200340115   1,812,522    336,900              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
CYMER INC.         COM   232572107     169,184      3,400                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
CYMER INC.         COM   232572107     826,016     16,600              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I
DE NEMOURS & CO    COM   263534109     375,396      8,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I
DE NEMOURS & CO    COM   263534109   1,913,604     41,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC.
DEL                COM   30212P105   2,317,247     79,850                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC.
DEL                COM   30212P105  11,145,131    384,050              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL
CORP.              COM   30231G102      67,808        800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL
CORP.              COM   30231G102     355,992      4,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
FIDUS
INVESTMENT
CORP               COM   316500107   5,060,336    390,157              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC        CL A   38259P508   2,712,780      4,200 CALL         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC        CL A   38259P508     516,720        800 CALL              X                                        X
------------------------------------------------------------------------------------------------------------------------------------
GREEN DOT
CL A               COM   39304D102     352,193     11,281                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
GREEN DOT
CL A               COM   39304D102   1,826,370     58,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT
PACKARD CO         COM   428236103      23,184        900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT
PACKARD CO         COM   428236103     105,616      4,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INERDIGITAL INC    COM   45867G101   1,089,250     25,000 CALL         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
INERDIGITAL INC    COM   45867G101     217,850      5,000 CALL                  X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES         RUSSELL
TR                2000   464287655  13,547,875    183,700 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ISHARES         RUSSELL
TR                2000   464287655   2,677,125     36,300 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------

                                                                 ULYSSES MANAGEMENT LLC
                                                                    S.E.C. FORM 13F
                                                            FOR QUARTER ENDED DECEMBER 31, 2011

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:       ITEM 5:              (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair        Shares or             as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market      Principal                 in    (c) Shared   See
Name of Issuer   Class    Number       Value        Amount      (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
J.P.MORGAN
CHASE & CO         COM   46625H100   1,466,325     44,100                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
J.P.MORGAN
CHASE & CO         COM   46625H100   7,062,300    212,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON &
JOHNSON            COM   478160104   2,157,582     32,900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON &
JOHNSON            COM   478160104   9,318,918    142,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER
NETWORKS INC       COM   48203R104      34,697      1,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER
NETWORKS INC       COM   48203R104     169,403      8,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
LEAR               COM
CORP               NEW   521865204      47,760      1,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
LEAR               COM
CORP               NEW   521865204     250,740      6,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIRBORNE
INC.               COM   539320101     297,735     34,500                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
LIZ CLAIRBORNE
INC.               COM   539320101   1,574,975    182,500              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MARATHON
PETROLEUM
CORP               COM   56585A102      29,961        900                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MARATHON
PETROLEUM
CORP               COM   56585A102     136,489      4,100              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN
LIFE INC           COM   59156R108     205,788      6,600                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN
LIFE INC           COM   59156R108   1,041,412     33,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104   3,662,956    141,100                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP     COM   594918104  14,924,404    574,900              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
MOVE               COM
INC                NEW   62458M207     316,632     50,100                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
MOVE               COM
INC                NEW   62458M207   1,563,568    247,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT      COM   629491101     174,870      6,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT      COM   629491101     869,130     33,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
NIKE INC.         CL B   654106103      57,822        600                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
NIKE INC.         CL B   654106103     327,658      3,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
NORTH VALLEY       COM
BANCORP            NEW   66304M204     617,952     64,303                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
NORTH VALLEY       COM
BANCORP            NEW   66304M204   2,524,547    262,700              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM   68389X105     241,110      9,400                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP        COM   68389X105     707,940     27,600              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING
NEW                COM   690742101      48,824      1,700                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
OWENS CORNING
NEW                COM   690742101     238,376      8,300              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES       UNIT
QQQ                SER
TRUST               1    73935A104  18,647,220    334,000 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
POWERSHARES       UNIT
QQQ                SER
TRUST               1    73935A104   3,684,780     66,000 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED          COM
BANK LA CA         NEW   740367404     173,585     23,300                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED          COM
BANK LA CA         NEW   740367404     869,415    116,700              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR
S&P 500            TR
ETF TR            UNIT   78462F103 151,415,750  1,206,500 PUT          X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPDR
S&P 500            TR
ETF TR            UNIT   78462F103  29,931,750    238,500 PUT                   X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC     COM   82568P304   1,119,792     49,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC     COM   82568P304   5,708,208    250,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SMITH AO           COM   831865209      48,144      1,200                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SMITH AO           COM   831865209     232,696      5,800              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SONUS
NETWORKS
INC                COM   835916107     203,520     84,800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
SONUS
NETWORKS
INC                COM   835916107     876,480    365,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT             COM
NEXTEL             SER
CORP                1    852061100      68,328     29,200 CALL         X                                       X
------------------------------------------------------------------------------------------------------------------------------------
SPRINT             COM
NEXTEL             SER
CORP                1    852061100      13,572      5,800 CALL                  X                                        X
------------------------------------------------------------------------------------------------------------------------------------
STANLEY BLACK
& DECKER INC       COM   854502101      40,560        600                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
STANLEY BLACK
& DECKER INC       COM   854502101     229,840      3,400              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
STAPLES INC        COM   855030102     768,117     55,300                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
STAPLES INC        COM   855030102   3,815,583    274,700              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
TRIPADVISOR INC    COM   896945201   1,494,953     59,300                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
TRIPADVISOR INC    COM   896945201   7,057,540    279,950              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE          SPONS
GROUP              ADR
PLC NEW            NEW   92857W209   3,167,390    113,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE          SPONS
GROUP              ADR
PLC NEW            NEW   92857W209  15,360,440    548,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------

                                                                 ULYSSES MANAGEMENT LLC
                                                                    S.E.C. FORM 13F
                                                            FOR QUARTER ENDED DECEMBER 31, 2011

                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                      ITEM 4:       ITEM 5:              (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:      Fair        Shares or             as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip        Market      Principal                 in    (c) Shared   See
Name of Issuer   Class    Number       Value        Amount      (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WAL MART
STORES INC         COM   931142103     179,280      3,000                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WAL MART
STORES INC         COM   931142103     717,120     12,000              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WEBMD HEALTH
CORP               COM   94770V102     311,665      8,300                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WEBMD HEALTH
CORP               COM   94770V102   1,565,835     41,700              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WEST COAST
BANCORP            COM
OREGON NEW         NEW   952145209   2,018,219    129,373                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WEST COAST
BANCORP            COM
OREGON NEW         NEW   952145209   6,444,235    413,092              X                                       X
------------------------------------------------------------------------------------------------------------------------------------
WESCO INTL INC     COM   95082P105      42,408        800                       X                                        X
------------------------------------------------------------------------------------------------------------------------------------
WESCO INTL INC     COM   95082P105     222,642      4,200              X                                       X
------------------------------------------------------------------------------------------------------------------------------------